BUSINESS ACQUISITION (Tables)	12 Months Ended
Feb. 28, 2021
Acquisitions fiscal 2021
Business Acquisition, Pro Forma Information

	For the years ended
	February 29/28
	2020	2021
	(Unaudited)	(Unaudited)

Pro forma net revenues	$3,376,955	$4,516,022
Pro forma net loss attributable to TAL Education Group	$(173,199)	$(119,780)
Pro forma net loss per share - basic	$(0.87)	$(0.59)
Pro forma net loss per share - diluted	$(0.87)	$(0.59)

Acquisitions fiscal 2020
Business Acquisition, Pro Forma Information

	For the years ended
	February 28/29
	2019	2020
	(Unaudited)	(Unaudited)

Pro forma net revenues	$2,563,413	$3,273,549
Pro forma net income/ (loss) attributable to TAL Education Group	$367,041	$(110,263)
Pro forma net income/ (loss) per share - basic	$1.93	$(0.56)
Pro forma net income/ (loss) per share - diluted	$1.83	$(0.56)

Dada
Schedule of Recognized Identified Assets Acquired and Liabilities Assumed

		Amortization
	US$	period

Cash and cash equivalents	$1,269
Net assets acquired, excluding cash and cash equivalents, intangible assets and related deferred tax liabilities	(172,118)
Intangible assets, net
User base and customer relationships	7,576	2 years
Trade name and domain names	13,452	5 years
Others	3,044	1 year
Goodwill	168,233
Deferred tax liabilities	(6,018)
Noncontrolling interests	(1,146)

Total purchase consideration	$14,292

Shanghai Xiaoxin
Schedule of Recognized Identified Assets Acquired and Liabilities Assumed

US$

Cash consideration	$69,798
Fair value of the previously held 39.7% equity interest:
Carrying amount	2,035
Gain on remeasurement of fair value as of acquisition date	26,291

Total	$98,124

		Amortization
	US$	period

Cash and cash equivalents	$11,310
Net assets acquired, excluding cash and cash equivalents, intangible assets and related deferred tax liabilities	19,860
Intangible assets
User base	8,152	7 years
Technology	1,283	5 years
Goodwill	89,536
Deferred tax liabilities	(2,359)
Noncontrolling interests	(29,658)

Total purchase consideration	$98,124

Other acquisitions fiscal 2019
Business Acquisition, Pro Forma Information

	For the years ended
	February 28,
	2018	2019
	(Unaudited)	(Unaudited)

Pro forma net revenues	$1,725,115	$2,570,616
Pro forma net income attributable to TAL Education Group	$187,607	$357,886
Pro forma net income per share - basic	$1.07	$1.88
Pro forma net income per share - diluted	$0.98	$1.79